Shareholders' Equity - Additional Information (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Feb. 28, 2020	Jul. 03, 2019	Jun. 30, 2020	Sep. 26, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 03, 2020	Feb. 21, 2020
Class of Stock [Line Items]
Gross proceeds						$ 7,095,368	$ 157,743	$ 19,053,960	$ 1,473,828	$ 19,053,960	$ 9,871,886	$ 25,046,461	$ 12,647,953	$ 500,000
Number Of Ordinary Shares Representing One American Depositary Share	100			100	100			100
2020 Purchase Agreement
Class of Stock [Line Items]
Gross proceeds	$ 30,000,000
Aspire Capital Fund LLC
Class of Stock [Line Items]
Gross proceeds					$ 20,000,000
Gross proceeds												$ 500,000
Number Of Ordinary Shares Representing One American Depositary Share												25,000,000
Number Of Shares To Be Issued	40,760,900			40,760,900				40,760,900				30,000,000
Percentage Of Volume Weighted Average Price Indicating Purchase Price	97.00%				97.00%
Aspire Capital Fund LLC | 2020 Purchase Agreement
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												460,758,800
Gross proceeds	$ 30,000,000											$ 6,000,000
Gross proceeds												$ 10,360,254
Sale of Stock, Number of Shares Issued in Transaction												536,666,700
Amount available under the share purchase commitment facility												$ 24,000,000	$ 30,000,000
Fair value of Commitment Shares	$ 900,000			$ 900,000				$ 900,000
American Depositary Share | Aspire Capital Fund LLC
Class of Stock [Line Items]
Sale of Stock, Description of Transaction	30% of the aggregate shares of the Company's ADSs traded on its principal market on the next trading day (the "VWAP Purchase Date"), subject to a maximum number of 250,000 ADSs				30% of the aggregate shares of the Company's ADSs traded on its principal market on the next trading day (the "VWAP Purchase Date"), subject to a maximum number of 250,000 ADSs.
Number Of Shares To Be Issued	150,000			150,000	150,000			150,000
Share issue price (in dollars per ADS)				$ 0.25
Non Employee
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized												$ 394,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition												1 year 10 months 24 days
2019 Registered Direct Offering
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			2,368,392
Gross proceeds			$ 4,500,000
Sale of Stock, Price Per Share			$ 1.90
Share issue price (in dollars per ADS)			$ 1.90
2019 Registered Direct Offering | Investor Warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)													1,184,213
Exercise price of warrants (in dollars per ADS)													$ 3.00
2019 Registered Direct Offering | Placement Agent Warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)			177,629
Exercise price of warrants (in dollars per ADS)			$ 2.85
2020 Private Placement
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		5,620,296
Gross proceeds		$ 9,500,000
Sale of Stock, Price Per Share		$ 1.70
2020 Private Placement | Paulson Warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)			1,361,842
2020 Private Placement | Investor Warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)																2,810,136
Exercise price of warrants (in dollars per ADS)			$ 3.00													$ 2.20
2020 Private Placement | Placement Agent Warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)															449,623
Exercise price of warrants (in dollars per ADS)			$ 2.85												$ 2.55
2018 Commitment Shares | Aspire Capital Fund LLC
Class of Stock [Line Items]
Proceeds from Issuance Initial Public Offering												$ 500,000
Employees And Director
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross												$ 325,523	$ 1,047,387	$ 1,649,044
2014 Equity Incentive Plan
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												344,747,462
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized												232,098,427
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years
2014 Equity Incentive Plan | Minimum
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year
2014 Equity Incentive Plan | Maximum
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												4 years
American Depositary Share | Aspire Capital Fund LLC
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services					$ 20,000,000